Offsetting Assets and Liabilities (Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities) (Detail) - JPY (¥)
¥ in Millions
		Dec. 31, 2020	Mar. 31, 2020
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		¥ 22,301	¥ 39,690
Gross amounts offset in the consolidated balance sheets, assets		(1,462)	(9,152)
Net amounts presented in the consolidated balance sheets, assets		20,839	30,538
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	0	(598)
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	0	(843)
Net amount, assets		20,839	29,097
Gross amounts recognized, liabilities		66,249	73,649
Gross amounts offset in the consolidated balance sheets, liabilities		(1,462)	(9,152)
Net amounts presented in the consolidated balance sheets, liabilities		64,787	64,497
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	(19,092)	(25,997)
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	(998)	0
Net amount, liabilities		44,697	38,500
Derivative liabilities
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, liabilities		66,249	73,649
Gross amounts offset in the consolidated balance sheets, liabilities		(1,462)	(9,152)
Net amounts presented in the consolidated balance sheets, liabilities		64,787	64,497
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	(19,092)	(25,997)
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	(998)	0
Net amount, liabilities		44,697	38,500
Derivative assets
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		22,301	39,690
Gross amounts offset in the consolidated balance sheets, assets		(1,462)	(9,152)
Net amounts presented in the consolidated balance sheets, assets		20,839	30,538
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	0	(598)
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	0	(843)
Net amount, assets		¥ 20,839	¥ 29,097

[1]	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.